SUPPLEMENTAL INFORMATION	9 Months Ended
Sep. 30, 2018
Supplemental Information [Abstract]
SUPPLEMENTAL INFORMATION
SUPPLEMENTAL INFORMATION
The operations and key financial measures and financial analysis differ significantly for manufacturing and distribution businesses and financial services businesses; therefore, management believes that certain supplemental disclosures are important in understanding the consolidated operations and financial results of CNH Industrial. This supplemental data is as follows:
Industrial Activities - The financial information captioned “Industrial Activities” reflects the consolidation of all majority-owned subsidiaries except for Financial Services. Financial Services has been included using the equity method of accounting whereby the net income and net assets of Financial Services are reflected, respectively, in “Equity in income of unconsolidated subsidiaries and affiliates” in the accompanying condensed consolidated statements of operations, and in “Investment in Financial Services” in the accompanying condensed consolidated balance sheets.
Financial Services - The financial information captioned “Financial Services” reflects the consolidation or combination of Financial Services business.
Transactions between the “Industrial Activities” and “Financial Services” have been eliminated to arrive at the condensed consolidated financial statements.

	Statement of Operations
	Industrial Activities		Financial Services
	Three Months Ended September 30,		Three Months Ended September 30,
	2018	2017	2018	2017
	(in millions)
Revenues
Net sales	$6,245	$6,238	$—	$—
Finance, interest and other income	23	28	469	478
Total Revenues	$6,268	$6,266	$469	$478
Costs and Expenses
Cost of goods sold	$5,162	$5,229	$—	$—
Selling, general and administrative expenses	481	491	42	64
Research and development expenses	254	243	—	—
Restructuring expenses	8	53	—	—
Interest expense	102	172	138	141
Other, net	24	96	175	154
Total Costs and Expenses	$6,031	$6,284	$355	$359
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	237	(18)	114	119
Income tax (expense) benefit	(100)	(22)	(31)	(40)
Equity in income of unconsolidated subsidiaries and affiliates	2	14	9	7
Results from intersegment investments	92	86	—	—
Net income	$231	$60	$92	$86

	Statement of Operations
	Industrial Activities		Financial Services
	Nine Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(in millions)
Revenues
Net sales	$20,124	$18,053	$—	$—
Finance and interest income	73	93	1,469	1,492
Total Revenues	$20,197	$18,146	$1,469	$1,492
Costs and Expenses
Cost of goods sold	$16,606	$15,104	$—	$—
Selling, general and administrative expenses	1,553	1,480	153	185
Research and development expenses	743	662	—	—
Restructuring expenses	16	75	—	2
Interest expense	333	461	410	409
Other, net	228	224	524	537
Total Costs and Expenses	$19,479	$18,006	$1,087	$1,133
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	718	140	382	359
Income taxes	(202)	(104)	(110)	(119)
Equity income of unconsolidated subsidiaries and affiliates	28	46	25	20
Results from intersegment investments	297	260	—	—
Net income	$841	$342	$297	$260

	Balance Sheets
	Industrial Activities		Financial Services
	September 30, 2018	December 31, 2017	September 30, 2018	December 31, 2017
	(in millions)
ASSETS
Cash and cash equivalents	$3,549	$4,901	$564	$529
Restricted cash	—	—	708	770
Trade receivables	478	490	31	53
Financing receivables	1,161	1,718	19,283	20,699
Inventories, net	7,131	6,236	208	216
Property, plant and equipment, net	6,048	6,829	2	2
Investments in unconsolidated subsidiaries and affiliates	3,193	3,173	215	205
Equipment under operating leases	37	35	1,735	1,810
Goodwill	2,306	2,316	154	156
Other intangible assets, net	746	779	13	13
Deferred tax assets	627	869	160	198
Derivative assets	116	73	10	14
Other assets	1,645	1,742	291	358
Total Assets	$27,037	$29,161	$23,374	$25,023
LIABILITIES AND EQUITY
Debt	$6,627	$7,443	$19,449	$21,075
Trade payables	5,523	5,936	143	193
Deferred tax liabilities	9	94	211	215
Pension, postretirement and other postemployment benefits	1,583	2,280	30	20
Derivative liabilities	97	88	25	20
Other liabilities	8,422	9,063	635	686
Total Liabilities	$22,261	$24,904	$20,493	$22,209
Equity	4,747	4,232	2,881	2,814
Redeemable noncontrolling interest	29	25	—	—
Total Liabilities and Equity	$27,037	$29,161	$23,374	$25,023

	Statements of Cash Flows
	Industrial Activities		Financial Services
	Nine Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(in millions)
Operating activities:
Net income	$841	$342	$297	$260
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	535	536	3	4
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	293	232	185	198
Loss on disposal of assets	—	6	—	—
Loss on repurchase/early redemption of notes	—	56	—	—
Undistributed loss of unconsolidated subsidiaries	(147)	(4)	(25)	(20)
Other non-cash items	80	54	29	60
Changes in operating assets and liabilities:
Provisions	(88)	150	3	(2)
Deferred income taxes	(8)	(85)	15	4
Trade and financing receivables related to sales, net	(56)	89	513	(53)
Inventories, net	(1,186)	(940)	338	344
Trade payables	(10)	228	(36)	3
Other assets and liabilities	(306)	(72)	55	67
Net cash provided by (used in) operating activities	$(52)	$592	$1,377	$865
Investing activities:
Additions to retail receivables	—	—	(3,040)	(2,857)
Collections of retail receivables	—	—	3,029	3,104
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	3	11	—	—
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments	(288)	(277)	(5)	(1)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(505)	(717)	(454)	(479)
Other	696	(156)	(470)	17
Net cash used in investing activities	$(94)	$(1,139)	$(940)	$(216)
Financing activities:
Proceeds from long-term debt	616	1,500	10,682	9,596
Payments of long-term debt	(1,242)	(2,044)	(11,197)	(9,950)
Net increase (decrease) in other financial liabilities	23	(72)	196	(115)
Dividends paid	(240)	(166)	(129)	(258)
Other	(156)	(16)	39	45
Net cash used in financing activities	$(999)	$(798)	$(409)	$(682)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(207)	265	(55)	40
Increase (decrease) in cash and cash equivalents and restricted cash	(1,352)	(1,080)	(27)	7
Cash and cash equivalents and restricted cash, beginning of year	4,901	4,649	1,299	1,205
Cash and cash equivalents and restricted cash, end of period	$3,549	$3,569	$1,272	$1,212